Tax - Schedule of Unrecognized Deferred Tax Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gross Amount [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Deductible temporary differences	R$ 14,054	R$ 218,875
Tax losses	275,109	2,074,442
Total	289,163	2,293,317
Tax effect [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Deductible temporary differences	5,262	74,953
Tax losses	101,390	709,619
Total	R$ 106,652	R$ 784,572